Accounts payable and accrued liabilities - Additional Information (Detail) - USD ($)		3 Months Ended		6 Months Ended
	Jun. 08, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 8,376,796		$ 8,376,796		$ 11,412,896
Gain on settlement		1,839,626		1,839,626
Naglreiter Consulting, LLC [Member]
Accrued Expenses And Other Liabilities [Line Items]
Gain on settlement				1,839,626
Payment under litigtion settlement	$ 1,050,000
Research And Development Suppliers [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		6,185,381		6,185,381
Legal And Insurance Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities		$ 1,572,920		$ 1,572,920